Segment Information - Schedule of Revenue from Major Customers (Parenthetical) (Details) - Bottom Of Range [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Major Customers [Line Items]
Customers concentration risk, percentage of revenue	10.00%	10.00%	10.00%
Customer 1
Disclosure Of Major Customers [Line Items]
Customers concentration risk, percentage of revenue		10.00%	10.00%
Customer 2
Disclosure Of Major Customers [Line Items]
Customers concentration risk, percentage of revenue		10.00%	10.00%